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Semiannual Report June 30, 1999



                                   EATON VANCE
[INDIAN STATUE]                   GREATER INDIA
                                      Fund



                     Global Management-Global Distribution


[PHOTO OF ELEPHANT RIDERS IN INDIA]

Eaton Vance Greater India Fund as of June 30, 1999

INVESTMENT UPDATE

[PHOTO]
Scobie D. Ward
Co-Portfolio Manager


Investment Environment
-----------------------------

- India's stock market reached new highs during the first half of 1999. Optimism over a ceasefire in Kashmir and growing evidence of an economic recovery helped fuel the advance. The Bombay Stock Exchange surpassed the levels last seen in 1994, when India was in the first stages of its economic reform initiatives.

- The economy has demonstrated increasing signs of a turnaround in recent months. Industrial production rose a robust 7.2% in May, while inflation has remained under control. However, the improving economic trends have not yet been widely reflected in corporate earnings results.

- The low level of inflation was another positive for the economy. With wholesale inflation under 4% and a relatively stable currency, there is growing speculation that the Reserve Bank of India may soon reduce short-term interest rates. Lower rates could further improve the outlook for India's equity markets.

The Fund
-----------------------------
  Performance for the Past Six Months

- The Fund's Class A shares had a total return of 28.20% during the six months ended June 30, 1999.(1) This return resulted from an increase in net asset value per share (NAV) to $7.41 on June 30, 1999 from $5.78 on December 31, 1998.

- The Fund's Class B shares had a total return of 27.92% during the six months ended June 30, 1999.(1) This return resulted from an increase in net asset value per share (NAV) to $7.24 on June 30, 1999 from $5.66 on December 31, 1998.

- The Bombay Stock Exchange Index - an unmanaged index of common stocks traded in the India market - had a total return of 28.92% for the six months ended June 30, 1999.(2)

  Recent Portfolio Developments

- In a slowly-recovering economy, computer software companies remained a major focus of the Portfolio. The sector has retained its momentum and has benefited from the strong global demand for new products and India's renowned programming expertise.

- Drugs have been a defensive sector for the Portfolio, while waiting for the economy to revive. With its expanding consumer class and widening government initiatives to promote health awareness, India has become a major pharmaceutical market.

- Effective August 31, 1999, Zaheer Sitabkhan was appointed Director of Lloyd George Management (LGM) and joined Scobie D. Ward as co-portfolio manager of the South Asia Portfolio. Prior to joining LGM in 1995, Mr. Sitabkhan was employed as Director of Business Development by Quality Sciences, Inc., a Cleveland-based software company.

  Selected Portfolio Investments

- Hindustan Lever Ltd. was the Portfolio's largest holding. The company is a leader in the personal care products sector, including deodorants, soaps, and toothpaste. Elsewhere in the consumer area, Smithkline Beechham Consumer Healthcare Ltd. realized strong earnings growth in India's expanding pharmaceutical and healthcare market.

- Zee Telefilms Ltd. is a fast-growing media, programming, and cable company. The company was recently awarded a license by the Ministry of Telecommunications to provide nationwide Internet service. Zee has announced plans to list its shares on the New York Stock Exchange, which will introduce the company to a still-wider universe of investors.

- Infosys Technologies Ltd. is one of India's largest software companies. First quarter earnings more than doubled as revenues rose 68%. Long a leader in the financial and banking-related fields, Infosys is pioneering new applications for E-commerce and the Internet
--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Fund Information
 as of June 30, 1999  1

Performance(3)                  Class A   Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                          36.21%   35.58%
Five Years                        -6.01    -6.42
Life of Fund+                     -5.64    -6.07

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                          28.42%   30.58%
Five Years                        -7.12    -6.80
Life of Fund+                     -6.72    -6.25
+Inception date: 5/2/94

Ten Largest Equity Holdings(4)
----------------------------------------------------------------------------
Hindustan Lever Ltd.             9.2%
Infosys Technologies Ltd.        8.7
Punjab Tractors Ltd.             7.2
NIIT Ltd.                        5.2
Zee Telefilms Ltd.               5.1
Hero Honda Motors Ltd.           5.0
ITC Ltd.                         5.0
Hindustan Lever Chemicals Ltd.   4.7
Smithkline Beecham Consumer
Healthcare Ltd.                  4.6
BFL Software Ltd.                4.6

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B shares. (2)It is not possible to invest directly in an Index. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule:
    5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year.
    (4)Based on market value. Ten largest holdings represent 59.3% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
-------------------------------------------------------
Investment in South Asia Portfolio, at
   value
   (identified cost, $24,686,034)         $  34,200,828
Receivable for Fund shares sold                   1,203
-------------------------------------------------------
TOTAL ASSETS                              $  34,202,031
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $     107,077
Payable to affiliate for Trustees' fees             305
Other accrued expenses                           52,861
-------------------------------------------------------
TOTAL LIABILITIES                         $     160,243
-------------------------------------------------------
NET ASSETS                                $  34,041,788
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $  42,683,073
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (17,574,193)
Accumulated net investment loss                (581,886)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                           9,514,794
-------------------------------------------------------
TOTAL                                     $  34,041,788
-------------------------------------------------------
Class A Shares
-------------------------------------------------------
NET ASSETS                                $   7,950,521
SHARES OUTSTANDING                            1,072,796
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        7.41
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $7.41)        $        7.86
-------------------------------------------------------
Class B Shares
-------------------------------------------------------
NET ASSETS                                $  26,091,267
SHARES OUTSTANDING                            3,604,870
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $        7.24
-------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $2,055)         $    308,740
Interest allocated from Portfolio                1,687
Expenses allocated from Portfolio             (536,204)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (225,777)
------------------------------------------------------

Expenses
------------------------------------------------------
Management fee                            $     56,424
Trustees fees and expenses                         663
Distribution and service fees
   Class A                                      21,404
   Class B                                     168,258
Transfer and dividend disbursing agent
   fees                                         39,365
Registration fees                               17,444
Amortization of organization expenses            9,676
Legal and accounting services                    8,780
Custodian fee                                    5,399
Printing and postage                             1,100
Miscellaneous                                    7,964
------------------------------------------------------
TOTAL EXPENSES                            $    336,477
------------------------------------------------------

NET INVESTMENT LOSS                       $   (562,254)
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 13,661,932
   Foreign currency transactions              (197,352)
------------------------------------------------------
NET REALIZED GAIN                         $ 13,464,580
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $    724,318
   Foreign currency                            (31,433)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $    692,885
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 14,157,465
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 13,595,211
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment loss                       $     (562,254)     $    (1,163,871)
   Net realized gain (loss)                      13,464,580          (12,535,741)
   Net change in unrealized
      appreciation (depreciation)                   692,885            7,673,849
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   13,595,211      $    (6,025,763)
--------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                                $    4,626,101      $     2,508,762
      Class B                                     1,685,133            3,334,761
   Issued in reorganization of EV
      Traditional Greater India Fund
      Class A                                            --           12,518,640
   Cost of shares redeemed
      Class A                                    (6,922,685)          (6,123,286)
      Class B                                   (30,036,477)         (23,931,103)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $  (30,647,928)     $   (11,692,226)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                   $  (17,052,717)     $   (17,717,989)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $   51,094,505      $    68,812,494
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   34,041,788      $    51,094,505
--------------------------------------------------------------------------------

Accumulated net
investment loss included
in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                             $     (581,886)     $       (19,632)
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999
Increase (Decrease) in Cash               (UNAUDITED)
-----------------------------------------------------------
Cash flows from (Used for) Operating
   Activities --
   Purchase of interests in South Asia
      Portfolio                              $   (6,379,130)
   Withdrawal of interests in South Asia
      Portfolio                                  37,525,412
   Operating expenses paid                         (358,669)
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES           $   30,787,613
-----------------------------------------------------------
Cash flows from (Used for) Financing
   Activities --
   Proceeds from shares sold                 $    6,379,157
   Payments for shares redeemed                 (37,166,770)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES       $  (30,787,613)
-----------------------------------------------------------

NET INCREASE IN CASH                         $           --
-----------------------------------------------------------

CASH AT BEGINNING OF PERIOD                  $           --
-----------------------------------------------------------

CASH AT END OF PERIOD                        $           --
-----------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                                $   13,595,211
Decrease in deferred organization
   expenses                                           9,676
Increase in payable to affiliate                         99
Decrease in accrued expenses                        (31,967)
Net decrease in investments                      17,214,594
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES           $   30,787,613
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     SIX MONTHS ENDED
                                     JUNE 30, 1999
                                     (UNAUDITED)
                                  ---------------------------
                                     CLASS A         CLASS B
-------------------------------------------------------------
Net asset value -- Beginning
   of period                            $ 5.780      $ 5.660
-------------------------------------------------------------
Net investment loss                     $(0.085)     $(0.133)
Net realized and unrealized
   gain (loss)                            1.715        1.713
-------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $ 1.630      $ 1.580
-------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $ 7.410      $ 7.240
-------------------------------------------------------------

TOTAL RETURN(3)                           28.20%       27.92%
-------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 7,951      $26,091
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)(5)                          3.55%(6)     3.98%(6)
   Expenses after custodian
      fee reduction(4)                     3.53%(6)     3.96%(6)
   Net investment loss                    (2.02)%(6)   (2.61)%(6)
-------------------------------------------------------------

                                                      YEAR ENDED DECEMBER 31,

                                        1998(1)                1997       1996(1)        1995       1994(2)
                                  ---------------------     --------     --------     --------     --------
                                  CLASS A      CLASS B      CLASS B      CLASS B      CLASS B      CLASS B
------------------------------
Net asset value -- Beginning
   of period                      $ 6.340      $ 6.230      $ 5.910      $ 6.550      $ 9.840      $10.000
------------------------------
Net investment loss               $(0.082)     $(0.110)     $(0.126)     $(0.099)     $(0.176)     $(0.065)
Net realized and unrealized
   gain (loss)                     (0.478)      (0.460)       0.446       (0.541)      (3.114)      (0.095)
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(0.560)     $(0.570)     $ 0.320      $(0.640)     $(3.290)     $(0.160)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                         $ 5.780      $ 5.660      $ 6.230      $ 5.910      $ 6.550      $ 9.840
------------------------------
TOTAL RETURN(3)                     (8.83)%      (9.15)%       5.42%       (9.77)%     (33.43)%      (1.60)%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                $ 8,031      $43,063      $68,812      $74,661      $21,041      $38,925
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)(5)                    3.18%        3.69%        3.08%        2.88%        3.31%        2.54%(6)
   Expenses after custodian
      fee reduction(4)               3.08%        3.59%        3.05%        2.65%        2.90%          --
   Net investment loss              (1.38)%      (1.87)%      (1.67)%      (1.46)%      (1.74)%      (1.42)%(6)
------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, May 2, 1994, to December 31, 1994.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4)  Includes the Fund's share of the Portfolio's allocated expenses.
(5) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.
(6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.3% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, the Fund, for federal income tax purposes had a capital loss carryover of $29,146,282 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (See Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows: December 31, 2002 ($12,117), December 31, 2003 ($6,518,175),
   December 31, 2004 ($6,203,069), December 31, 2005 ($5,626,667), December 31,
   2006 ($10,786,254).

 D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade date basis.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 1999, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $56,424. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,253 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 1999.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS A                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              636,098             416,410
Redemptions                                       (952,891)           (999,941)
Issued to EV Traditional Greater India
 Fund shareholders                                      --           1,973,120
------------------------------------------------------------------------------
NET INCREASE (DECREASE)                           (316,793)          1,389,589
------------------------------------------------------------------------------


                                          SIX MONTHS ENDED
                                          JUNE 30, 1999      YEAR ENDED
CLASS B                                   (UNAUDITED)        DECEMBER 31, 1998
------------------------------------------------------------------------------
Sales                                              246,441             557,166
Redemptions                                     (4,248,648)         (3,998,326)
------------------------------------------------------------------------------
NET DECREASE                                    (4,002,207)         (3,441,160)
------------------------------------------------------------------------------

4 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 1999, increases and decreases in the Fund's investment in the Portfolio aggregated $6,379,130 and $37,525,412, respectively.

6 Distribution Plan
-------------------------------------------
   The Fund has adopted distribution plans (Class A Plan, Class B Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% (annualized) of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. The amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,929,000 at June 30, 1999. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $14,077 and $137,167 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 1999, representing 0.33% and 0.75% of average daily net assets attributable to Class A and Class B shares, respectively.

   In addition, the Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares which have remained outstanding for more than one year. Such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended June 30, 1999, service fees amounted to $7,327 and $31,091 for Class A and Class B shares, respectively, representing 0.17% and 0.17% of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organizations.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended June 30, 1999, EVD received approximately $648,000 of CDSC paid by Class B shareholders.

8 Transfer of Net Assets
-------------------------------------------
   On January 1, 1998, EV Marathon Greater India Fund acquired the net assets of the EV Traditional Greater India Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, EV Marathon Greater India Fund, at the closing, issued 1,973,120 Class A shares of the Fund having an aggregate value of $12,518,640. As a result the Fund issued one Class A share for each share of EV Traditional Greater India Fund. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The EV Traditional Greater India Fund's net assets at the date of the transaction were $12,518,640, including $744,300 of unrealized appreciation. Directly after the merger, the combined net assets of the Eaton Vance Greater India Fund (formerly "EV Marathon Greater India Fund") were $81,331,134 with a net asset value of $6.34 and $6.23 for Class A and Class B, respectively.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE GREATER INDIA FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Treasurer and Assistant
Secretary

William Walter Raleigh Kerr
Vice President and Assistant
Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 90.9%

INDIA -- 90.9%


                                          SHARES            VALUE
------------------------------------------------------------------------
Agricultural Equipment -- 7.2%
------------------------------------------------------------------------
Punjab Tractors Ltd.                           85,050       $  2,598,968
The only fully indigenously designed
tractor manufacturer in the country.
------------------------------------------------------------------------
                                                            $  2,598,968
------------------------------------------------------------------------
Apparel -- 3.6%
------------------------------------------------------------------------
Bata India Ltd.(1)                            259,700       $  1,287,420
An integrated manufacturer of shoes with
market leadership.
------------------------------------------------------------------------
                                                            $  1,287,420
------------------------------------------------------------------------
Auto and Parts -- 8.7%
------------------------------------------------------------------------
Hero Honda Motors Ltd.                         55,700       $  1,387,362
Honda's motorcycle manufacturer and
distributor in India.
Hero Honda Motors Ltd.                         16,800            418,450
Honda's motorcycle manufacturer and
distributor in India.
IFB Industries Ltd.(2)                             50                  7
Manufacturer of high precision
engineering tools and domestic
appliances.
Motor Industries                               14,150          1,301,761
A subsidiary of Robert Bosch of Germany
with a presence in the auto components
industry, with products such as spark
plugs & fuel injection pumps.
------------------------------------------------------------------------
                                                            $  3,107,580
------------------------------------------------------------------------
Banks and Money Services -- 0.0%
------------------------------------------------------------------------
Kotak Mahindra Finance Ltd.(1)                    700       $        295
Bill discounting & consumer financing.
Oriental Bank of Commerce(1)                      100                 82
Public sector retail bank.
State Bank of India(1)(2)                         200              1,092
The largest public sector commercial
bank in India, with over 8000 branches.
Engaged in retail banking & a range of
non-fund based activities.
------------------------------------------------------------------------
                                                            $      1,469
------------------------------------------------------------------------
                                          SHARES            VALUE
------------------------------------------------------------------------
Beverages -- 0.0%
------------------------------------------------------------------------
Tata Tea Ltd.(1)                                  100       $        876
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
------------------------------------------------------------------------
                                                            $        876
------------------------------------------------------------------------
Broadcasting and Cable -- 5.1%
------------------------------------------------------------------------
Zee Telefilms Ltd.(2)                          54,400       $  1,825,461
Dominant television broadcaster in
India.
------------------------------------------------------------------------
                                                            $  1,825,461
------------------------------------------------------------------------
Chemicals -- 9.3%
------------------------------------------------------------------------
Hindustan Lever Chemicals Ltd.                155,400       $  1,684,456
Lever's fertilizer company in India.
Reliance Industries Ltd.(1)                   401,281          1,635,294
Integrated petrochemical company with
world size capacities and major presence
in polyesters and polymers.
Tata Chemicals(1)                               1,449              2,592
A diversified company with a major
presence in soda ash, caustic soda &
fertilizers.
Thermax Ltd.(1)                                 1,800              7,846
Niche supplier of boilers and pollution
control equipment.
------------------------------------------------------------------------
                                                            $  3,330,188
------------------------------------------------------------------------
Computer Software -- 22.5%
------------------------------------------------------------------------
BFL Software Ltd.(1)(2)                        78,900       $  1,646,328
Mid size fast growing company involved
in software development.
Digital Equipments (India) Ltd.(1)             96,200            948,466
Indian subsidiary of Digital USA
involved solely in software development.
Infosys Technologies Ltd.                      37,400          3,127,893
India's dominant software services
provider.
NIIT Ltd.                                      40,000          1,875,461
Largest company providing software
education and services in India.
Onward Technologies Ltd.(1)(2)                 26,200            113,537
Software unit of Novell India.
PSI Data Systems Ltd.                          31,150            345,265
Indian software unit of Group Bull of
France.
Tata Infotech Ltd.(1)                              78              1,914
One of the largest information
technology service & solution providers
in India with interest in software
development, distribution, networking,
maintenance, support and training.
------------------------------------------------------------------------
                                                            $  8,058,864
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES            VALUE
------------------------------------------------------------------------
Conglomerates -- 0.0%
------------------------------------------------------------------------
Indian Rayon & Industries Ltd.(1)                 153       $        498
Diversified company with interests in
cement, textiles, rayon and carbon
black.
------------------------------------------------------------------------
                                                            $        498
------------------------------------------------------------------------
Diversified Industry -- 4.1%
------------------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)                 786       $        344
Has business interests in the
manufacturing of synthetic yarns & the
export of processed foods.
Larsen & Toubro Ltd.(1)                       223,300          1,475,449
India's largest company in the
engineering & construction sector.
Thiru Arooran Sugars                              100                104
A manufacturer of sugar & industrial
alcohol. Has also made foray into
cogeneration of power through bagasse.
------------------------------------------------------------------------
                                                            $  1,475,897
------------------------------------------------------------------------
Drugs -- 2.3%
------------------------------------------------------------------------
Wyeth Lederle Ltd.                             67,050       $    811,682
A subsidiary of American Home Products.
------------------------------------------------------------------------
                                                            $    811,682
------------------------------------------------------------------------
Drugs and Agrochemicals -- 0.0%
------------------------------------------------------------------------
Novartis India Ltd.(2)                             40       $        822
Indian unit of Swiss pharmaceutical
parent company.
------------------------------------------------------------------------
                                                            $        822
------------------------------------------------------------------------
Electric Utilities -- 0.0%
------------------------------------------------------------------------
BSES Ltd.(1)                                      200       $        688
A monopoly distributor of power in
suburbs of Bombay.
------------------------------------------------------------------------
                                                            $        688
------------------------------------------------------------------------
Foods -- 4.6%
------------------------------------------------------------------------
Smithkline Beecham Consumer Healthcare
Ltd.(2)                                       123,500       $  1,667,079
Unit of Smithkline UK selling milk
additives and biscuits.
------------------------------------------------------------------------
                                                            $  1,667,079
------------------------------------------------------------------------
Household Products -- 9.2%
------------------------------------------------------------------------
Hindustan Lever Ltd.(1)                        60,400       $  3,315,313
A diversified multinational of the
Unilever group and a market leader in
soap & detergents, personal care & food
processing industries.

                                          SHARES            VALUE
------------------------------------------------------------------------

Household Products (continued)
------------------------------------------------------------------------
Reckitt and Colman of India Ltd.(1)                50       $        518
Manufacturer of household products such
as mosquito repellent, surface cleaning
agents and antiseptic lotions.
------------------------------------------------------------------------
                                                            $  3,315,831
------------------------------------------------------------------------
Investment Services -- 2.3%
------------------------------------------------------------------------
Housing Development Finance                    16,000       $    819,926
Leading issuer of home mortgages in
India.
ICICI Limited(1)                                  250                424
Development finance company supporting
infrastructure projects.
------------------------------------------------------------------------
                                                            $    820,350
------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
------------------------------------------------------------------------
Hotel Leela Venture Ltd.(1)                       750       $        636
Operates business hotels & a beach
resort in Bombay & Goa, respectively.
------------------------------------------------------------------------
                                                            $        636
------------------------------------------------------------------------
Machinery -- 2.0%
------------------------------------------------------------------------
Otis Elevator Co. (India) Ltd.                 90,000       $    705,512
Manufacturer of elevators and escalators
with dominant market share.
------------------------------------------------------------------------
                                                            $    705,512
------------------------------------------------------------------------
Manufacturing -- 2.5%
------------------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.                   92,000       $    912,786
Subsidiary of British Gas involved in
gas distribution in India.
------------------------------------------------------------------------
                                                            $    912,786
------------------------------------------------------------------------
Medical Products -- 0.0%
------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.(1)                      514       $      7,753
Presence in anti-bacterial and
antibiotics segments, and a major
exporter of bulk drugs and formulations.
------------------------------------------------------------------------
                                                            $      7,753
------------------------------------------------------------------------
Metals - Industrial -- 2.5%
------------------------------------------------------------------------
Hindalco Industries Ltd. GDR                   45,000       $    880,875
Dominant aluminum maker in India.
Tata Iron and Steel Co. Ltd.(1)                   203                655
India's most profitable steel company.
------------------------------------------------------------------------
                                                            $    881,530
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES            VALUE
------------------------------------------------------------------------
Oil and Gas - Integrated -- 0.0%
------------------------------------------------------------------------
Hindustan Petroleum(1)                          1,100       $      6,304
One of the top three oil refining and
marketing companies in India.
------------------------------------------------------------------------
                                                            $      6,304
------------------------------------------------------------------------
Packaging -- 0.0%
------------------------------------------------------------------------
Flex Industries (wts)(2)(3)                     4,274       $          5
Leading integrated company in the
packaging industry.
------------------------------------------------------------------------
                                                            $          5
------------------------------------------------------------------------
Telecommunications -- 0.0%
------------------------------------------------------------------------
Mahanger Telephone Nigam Ltd.(1)                1,100       $      4,719
Government owned monopoly provider of
fixed wire telephone services in India's
major cities of Bombay & Delhi.
------------------------------------------------------------------------
                                                            $      4,719
------------------------------------------------------------------------
Tobacco -- 5.0%
------------------------------------------------------------------------
ITC Ltd.                                       71,053       $  1,795,170
Dominant tobacco company in India.
------------------------------------------------------------------------
                                                            $  1,795,170
------------------------------------------------------------------------
Transportation -- 0.0%
------------------------------------------------------------------------
Great Eastern Shipping(1)                       1,310       $        734
Diversified company with interests in
shipping and property development.
------------------------------------------------------------------------
                                                            $        734
------------------------------------------------------------------------
Total India
   (identified cost $23,049,732)                            $ 32,618,822
------------------------------------------------------------------------
SRI LANKA -- 0.0%
Banks and Money Services -- 0.0%
------------------------------------------------------------------------
Development Finance Corp.(2)                        2       $          3
One of Sri Lanka's largest development
financial institutions involved in
project financing & investment banking.
------------------------------------------------------------------------
                                                            $          3
------------------------------------------------------------------------

                                          SHARES            VALUE
------------------------------------------------------------------------

Conglomerates -- 0.0%
------------------------------------------------------------------------
Hayleys Ltd.(2)                                     1       $          2
Has interest in diversified business of
shipping, agriculture, textiles &
hotels.
------------------------------------------------------------------------
                                                            $          2
------------------------------------------------------------------------
Total Sri Lanka
   (identified cost $11)                                    $          5
------------------------------------------------------------------------
Total Common Stocks
   (identified cost $23,049,743)                            $ 32,618,827
------------------------------------------------------------------------
BONDS -- 0.0%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S OMITTED)   VALUE
------------------------------------------------------------------------
Flex Industries, 13.50%, 12/31/99(3)      $       812       $     13,406
------------------------------------------------------------------------
Total Bonds
   (identified cost $26,133)                                $     13,406
------------------------------------------------------------------------
Total Investments -- 90.9%
   (identified cost $23,075,876)                            $ 32,632,233
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 9.1%                      $  3,255,803
------------------------------------------------------------------------
Net Assets -- 100%                                          $ 35,888,036
------------------------------------------------------------------------

GDR - Global Depositary Receipt
(1) The above securities held by the Portfolio on June 30, 1999 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 1999, the aggregate value of these securities amounted to $191,582 representing 0.53% of the Portfolio's net assets (Note 5).
(2)  Non-income producing security.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                          PERCENTAGE
  COMPANY                       INDUSTRY SECTOR                           OF NET ASSETS   VALUE
  ---------------------------------------------------------------------------------------------------
  Hindustan Lever Ltd.          Household Products                              9.2%      $ 3,315,314
  Infosys Technologies Ltd.     Computer Software                               8.7         3,127,894
  Punjab Tractors Ltd.          Agricultural Equipment                          7.2         2,598,968
  NIIT Ltd.                     Computer Software                               5.2         1,875,461
  Zee Telefilms Ltd.            Broadcasting and Cable                          5.1         1,825,461
  Hero Honda Motors Ltd.        Auto and Parts                                  5.0         1,805,812
  ITC Ltd.                      Tobacco                                         5.0         1,795,170
  Hindustan Lever Chemicals
    Ltd.                        Chemicals                                       4.7         1,684,456
  Smithkline Beecham Consumer
    Healthcare Ltd.             Foods                                           4.6         1,667,079
  BFL Software Ltd.             Computer Software                               4.6         1,646,328

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
INDUSTRY SECTOR                           OF NET ASSETS   VALUE
---------------------------------------------------------------------
Computer Software                              22.5%      $ 8,058,865
Chemicals                                       9.3         3,330,188
Household Products                              9.2         3,315,832
Auto and Parts                                  8.7         3,107,580
Agricultural Equipment                          7.2         2,598,968
Broadcasting and Cable                          5.1         1,825,461
Tobacco                                         5.0         1,795,170
Foods                                           4.6         1,667,079
Diversified Industry                            4.1         1,475,897
Apparel                                         3.6         1,287,420

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $23,075,876)         $ 32,632,233
Cash                                         1,561,961
Foreign currency, at value
   (identified cost, $1,775,301)             1,766,973
Receivable for investments sold              2,195,809
Dividends and interest receivable              237,745
Miscellaneous receivable                            82
------------------------------------------------------
TOTAL ASSETS                              $ 38,394,803
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,298,556
Payable to affiliate for Trustees' fees          1,114
Other accrued expenses                         207,097
------------------------------------------------------
TOTAL LIABILITIES                         $  2,506,767
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 35,888,036
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 26,345,606
Net unrealized appreciation (computed on
   the basis of identified cost)             9,542,430
------------------------------------------------------
TOTAL                                     $ 35,888,036
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $2,112)  $    321,331
Interest                                         1,748
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    323,079
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    176,143
Administration fee                              58,714
Trustees fees and expenses                       6,797
Custodian fee                                  219,597
Interest                                        60,600
Legal and accounting services                   33,591
Amortization of organization expenses            5,445
Miscellaneous                                      148
------------------------------------------------------
TOTAL EXPENSES                            $    561,035
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      5,206
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      5,206
------------------------------------------------------

NET EXPENSES                              $    555,829
------------------------------------------------------

NET INVESTMENT LOSS                       $   (232,750)
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 14,177,237
   Foreign currency transactions              (205,888)
------------------------------------------------------
NET REALIZED GAIN                         $ 13,971,349
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $    607,973
   Foreign currency                            (32,291)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $    575,682
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 14,547,031
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 14,314,281
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment loss                       $     (232,750)     $      (103,792)
   Net realized gain (loss)                      13,971,349          (12,728,099)
   Net change in unrealized appreciation
      (depreciation)                                575,682            7,726,459
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                           $   14,314,281      $    (5,105,432)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    6,653,278      $     5,420,705
   Withdrawals                                  (37,813,272)         (31,756,273)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                      $  (31,159,994)     $   (26,335,568)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                   $  (16,845,713)     $   (31,441,000)
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $   52,733,749      $    84,174,749
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   35,888,036      $    52,733,749
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          SIX MONTHS ENDED
                                          JUNE 30, 1999
Increase (Decrease) in Cash               (UNAUDITED)
-----------------------------------------------------------
Cash flows from (for) operating
   activities --
   Purchase of investments                   $  (16,224,123)
   Proceeds from sale of investments             45,742,584
   Dividends, interest and tax reclaims
      received                                      121,257
   Operating expenses paid                         (548,125)
   Foreign currency transactions                  2,513,404
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES           $   31,604,997
-----------------------------------------------------------
Cash flows from (for) financing
   activities --
   Proceeds from capital contributions       $    6,653,278
   Payments for capital withdrawals             (37,813,272)
-----------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES       $  (31,159,994)
-----------------------------------------------------------

NET INCREASE IN CASH                         $      445,003
-----------------------------------------------------------

CASH AT BEGINNING OF PERIOD                  $    1,116,958
-----------------------------------------------------------

CASH AT END OF PERIOD                        $    1,561,961
-----------------------------------------------------------

Reconciliation of Net Increase in Net Assets
From Operations to Net Cash From
Operating Activities
-----------------------------------------------------------
Net increase in net assets from
   operations                                $   14,314,281
Decrease in receivable for investments
   sold                                           1,762,480
Decrease in foreign currency                      2,751,583
Increase in dividends, interest and
   other receivables                               (201,822)
Decrease in deferred organizational
   expense                                            5,445
Increase in payable for investments
   purchased                                      1,532,008
Increase in payable to affiliate                        519
Increase in accrued expenses and other
   liabilities                                        1,740
Net decrease in investments                      11,438,763
-----------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES           $   31,604,997
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS
                                  ENDED                                YEAR ENDED DECEMBER 31,
                                  JUNE 30, 1999      ------------------------------------------------------------
                                  (UNAUDITED)          1998         1997         1996         1995       1994(1)
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses(2)                                2.39%(3)     1.97%        1.61%        1.51%        1.76%        1.16%(3)
Expenses after custodian fee
   reduction(2)                            2.37%(3)     1.87%        1.58%        1.28%        1.35%          --
Net investment income (loss)              (0.99)%(3)   (0.16)%      (0.20)%      (0.11)%      (0.18)%       0.01%(3)
Portfolio Turnover                           41%          60%          48%          46%          38%           1%
-----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, May 2, 1994, to December 31, 1994.
(2) The expense ratios for the year ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue
   Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $176,143. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the administration fee was 0.25% (annualized) of average net assets and amounted to $58,714. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 1999, purchases and sales of investments, other than short-term obligations, aggregated $17,532,790 and $43,756,763 respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $ 23,075,876
------------------------------------------------------
Gross unrealized appreciation               10,693,993
Gross unrealized depreciation               (1,137,636)
------------------------------------------------------
NET UNREALIZED APPRECIATION               $  9,556,357
------------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 1999 was $2,310,657 and the average interest rate was 5.29%. The maximum borrowing outstanding at any time during the six months ended June 30, 1999 was $13,505,000. As of June 30, 1999, there was no loan outstanding.

SPONSOR AND MANAGER OF
EATON VANCE GREATER INDIA FUND
Administrator of South Asia Portfolio
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF SOUTH ASIA PORTFOLIO
Lloyd George Management
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123





EATON VANCE GREATER INDIA FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



----------------------------------------------------------------------------
 This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


3-4258                                                            GISRC-8/99